Consumer Receivables (Details) - Schedule of changes in allowance for losses on consumer receivables - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Losses on Consumer Receivables [Member]
Consumer Receivables (Details) - Schedule of changes in allowance for losses on consumer receivables [Line Items]
Beginning balance	$ 22,323	$ 9,127	$ 9,127
Provision for credit losses on receivables	23,044	5,708
Receivables charged off	(37,284)	(14,436)
Recoveries	14,208	9,828
Ending balance	22,291	10,227	22,323	$ 9,127
Losses on Finance Receivables [Member]
Consumer Receivables (Details) - Schedule of changes in allowance for losses on consumer receivables [Line Items]
Beginning balance	21,625	9,127	9,127	6,613
Provision for credit losses on receivables	19,502	4,859	51,975	18,082
Receivables charged off	(32,958)	(12,962)	(65,711)	(33,719)
Recoveries	13,269	9,203	26,234	18,151
Ending balance	21,438	10,227	21,625	9,127
Losses on Fees Receivable [Member]
Consumer Receivables (Details) - Schedule of changes in allowance for losses on consumer receivables [Line Items]
Beginning balance	420
Provision for credit losses on receivables	2,001	615	5,604	1,356
Receivables charged off	(2,708)	(948)	(6,400)	(1,665)
Recoveries	779	333	1,216	309
Ending balance	492		420
Losses on Subscription Receivables [Member]
Consumer Receivables (Details) - Schedule of changes in allowance for losses on consumer receivables [Line Items]
Beginning balance	278
Provision for credit losses on receivables	1,541	234
Receivables charged off	(1,618)	(526)
Recoveries	160	292
Ending balance	$ 361		$ 278